RELATED PARTY TRANSACTIONS (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Ownership percentage held by parent	10% or more
Related party deposits	$ 15,984
Aggregate balances of related party repurchase agreements	8,694
Significant services provided by a director	$ 1,105